Income Taxes - Unrecognized Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 340	$ 250	$ 290
Prior period tax positions:
Increases	570	163	24
Decreases	(19)	(66)	(13)
Current period tax positions	21	21	16
Settlements	(46)	(28)	(64)
Statute expiration	0	0	(3)
Ending balance	$ 866	$ 340	$ 250